Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Loss ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	430,863	389,579	180,843	174,084	0.03	(23,323,054)
2024	260,000	256,230	181,683	179,718	9.56	(9,053,676)
2023	232,675	202,076	222,131	200,322	15.93	(8,034,612)

Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer (“PEO”) information reflected in columns (b) and (c) relates to our CEO, Steven Shum. The non-Principal Executive Officer (“non-PEO”) NEOs information reflected in columns (d) and (e) above relates to our CFO Terah Krigsvold, our Chief Business Officer, Andrea Goren, our former President Dr. Daniel Teper, and our former COO Michael Campbell.

PEO Total Compensation Amount	[1],[2]	$ 430,863	$ 260,000	$ 232,675
PEO Actually Paid Compensation Amount	[3]	$ 389,579	256,230	202,076
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Year	Summary Compensation Total ($)	Less Stock Awards ($)	Less Option Awards ($)	Fair Value Adjustments to SCT Total ($)	CAP ($)
2025	430,863	-	52,106	10,822	389,579
2024	260,000	-	-	(3,770)	256,230
2023	232,675	-	30,800	201	202,076

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 180,843	181,683	222,131
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 174,084	179,718	200,322
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Summary Compensation Total ($)	Less Stock Awards ($)	Less Option Awards ($)	Fair Value Adjustments to SCT Total ($)	CAP ($)
2025	180,843	-	(14,590)	7,831	174,084
2024	181,683	-	-	(1,965)	179,718
2023	222,131	-	25,256	3,447	200,322

Equity Valuation Assumption Difference, Footnote [Text Block]

Year	Fair Value of Current Year Equity Awards at December 31, ($)	Change in Fair Value of Prior Years’ Awards Unvested at December 31, ($)	Change in Fair Value of Current Years’ Awards Vested through the Year Ended December 31, ($)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31, ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	1,613	-	10,519	(1,310)	10,822
2024	-	(937)	-	(2,833)	(3,770)
2023	4,448	(4,214)	5,574	(5,607)	201

Average Non-PEO NEOs Equity Component of CAP

Year	Fair Value of Current Year Equity Awards at December 31, ($)	Change in Fair Value of Prior Years’ Awards Unvested at December 31, ($)	Change in Fair Value of Current Years’ Awards Vested through the Year Ended December 31, ($)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31, ($)	Equity Value Included in CAP ($)
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	1,088	-	7,096	(354)	7,831
2024	-	(512)	-	(1,453)	(1,965)
2023	3,648	(3,293)	4,570	(1,478)	3,447

Total Shareholder Return Amount		$ 0.03	9.56	15.93
Net Income (Loss) Attributable to Parent		$ (23,323,054)	$ (9,053,676)	$ (8,034,612)
PEO Name		Steven Shum	Steven Shum	Steven Shum
Additional 402(v) Disclosure [Text Block]
(3)	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Mr. Shum’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as described in the tables below.

PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		52,106		30,800
PEO [Member] | Fair Value Adjustments To S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,822	(3,770)	201
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,613		4,448
PEO [Member] | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(937)	(4,214)
PEO [Member] | Changein Fair Valueof Current Years Awards Vestedthroughthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,519		5,574
PEO [Member] | Change in Fair Value of Prior Years Awards Vested Through the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,310)	(2,833)	(5,607)
PEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,822	(3,770)	201
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,590)		25,256
Non-PEO NEO [Member] | Fair Value Adjustments To S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,831	(1,965)	3,447
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,088		3,648
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(512)	(3,293)
Non-PEO NEO [Member] | Changein Fair Valueof Current Years Awards Vestedthroughthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,096		4,570
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Vested Through the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(354)	(1,453)	(1,478)
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,831	$ (1,965)	$ 3,447

[1]	The Principal Executive Officer (“PEO”) information reflected in columns (b) and (c) relates to our CEO, Steven Shum. The non-Principal Executive Officer (“non-PEO”) NEOs information reflected in columns (d) and (e) above relates to our CFO Terah Krigsvold, our Chief Business Officer, Andrea Goren, our former President Dr. Daniel Teper, and our former COO Michael Campbell.
[2]	The amounts shown in this column are the amounts of total compensation reported for Steven Shum or the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the Summary Compensation. Please refer to “Executive Compensation—Compensation Tables—Summary Compensation Table.”
[3]	The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Mr. Shum’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as described in the tables below.